COMMITMENTS AND CONTINGENCIES (Details Narrative) - Compass Digital Acquisition Corp [Member] - USD ($)									4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 08, 2025	May 08, 2025	Jul. 18, 2024	Jul. 15, 2024	Oct. 19, 2023	Oct. 19, 2023	Nov. 30, 2021	Mar. 09, 2021	Apr. 19, 2025	Dec. 19, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Underwriters shares additional units											3,000,000	3,000,000
Sale of per share											$ 10.00	$ 10.00
Aggregate gross proceeds											$ 12,404,880	$ 12,404,880
Underwriting agreement description											The underwriters of the Initial Public Offering were entitled to a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, or $4,000,000 (or $4,600,000 if the Over-Allotment Option was exercised in full). In addition, the underwriters were entitled to a deferred fee of three and half percent (3.50%) of the gross proceeds of the Initial Public Offering, or $7,000,000 (or $8,050,000 if the Over-Allotment Option was exercised in full).	The underwriters of the Initial Public Offering were entitled to a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, or $4,000,000 (or $4,600,000 if the Over-Allotment Option was exercised in full). In addition, the underwriters were entitled to a deferred fee of three and half percent (3.50%) of the gross proceeds of the Initial Public Offering, or $7,000,000 (or $8,050,000 if the Over-Allotment Option was exercised in full)
Number of shares issued transactions, value								$ 25,000
Deferred underwriting fees												$ 7,434,171
Accumulated deficit												7,187,357
Gain on settlement of deferred underwriting fees attributable to public warrants													$ 246,814
Financial Advisory Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Amount of success fees on acquisition												50,000
Financial Advisory Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Amount of success fees on acquisition												$ 1,250,000
Founder Shares [Member]
Loss Contingencies [Line Items]
Sale of per share											$ 6.73	$ 6.73
Non Redemption Agreements [Member]
Loss Contingencies [Line Items]
Non redemption shares	100,000	100,000
Founder shares description	(i) 20,000 Founder Shares held by the Sponsor and (ii) if the initial Business Combination is not completed by October 19, 2025, an additional 20,000 Founder Shares held by the Sponsor.	(i) 20,000 Founder Shares held by the Sponsor and (ii) if the initial Business Combination is not completed by October 19, 2025, an additional 20,000 Founder Shares held by the Sponsor.
Non Redemption Agreements [Member] | Founder Shares [Member]
Loss Contingencies [Line Items]
Shares issued per share	$ 5.56	$ 5.56		$ 5.49	$ 5.49	$ 5.49					$ 7.70	$ 5.43
Redeemed shares					412,498						782,490
Number of shares issued transactions		40,000			742,490						782,490	742,490
Number of shares issued transactions, value		$ 223,000			$ 4,076,270						$ 6,025,173	$ 4,028,008
Number of share non-redeemed		100,000			749,810
2024 Non Redemption Agreements [Member]
Loss Contingencies [Line Items]
Shares issued per share				$ 5.49								$ 5.43
Redeemed shares			2,475,000						82,498	412,498
Trust account											$ 50,000	$ 50,000
Number of shares issued transactions				742,490								742,490
Number of shares issued transactions, value				$ 4,076,270								$ 4,028,008
2024 Non Redemption Agreements [Member] | Forecast [Member]
Loss Contingencies [Line Items]
Redeemed shares									82,498
Common Class A [Member]
Loss Contingencies [Line Items]
Shares issued per share											$ 9.20	$ 9.20
Common Class A [Member] | Non Redemption Agreements [Member]
Loss Contingencies [Line Items]
Non redemption shares						4,998,734
Common Class B [Member]
Loss Contingencies [Line Items]
Shares issued						749,810
Common Class B [Member] | Investor [Member]
Loss Contingencies [Line Items]
Shares issued						749,810
Value issued						$ 3,444,008
Shares issued per share					$ 4.59	$ 4.59
Common Class B [Member] | Non Redemption Agreements [Member]
Loss Contingencies [Line Items]
Non redemption shares											782,490	83,332	749,810
Common Class B [Member] | Non Redemption Agreements [Member] | Founder Shares [Member]
Loss Contingencies [Line Items]
Shares issued					749,810
Value issued					$ 3,444,008
Shares issued per share					$ 4.59	$ 4.59
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Shares issued							1,240,488
Sale of per share							$ 10.00
Over-Allotment Option [Member] | Founder Shares [Member]
Loss Contingencies [Line Items]
Shares issued							1,240,488